UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       JUNE 30, 2007
                                               ------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         033 ASSET MANAGEMENT, LLC
Address:      125 HIGH STREET
              BOSTON, MASSACHUSETTS  02110


Form 13F File Number: 28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence Longo
Title:   Chief Operating Officer
Phone:   (617) 371-2015

Signature, Place, and Date of Signing:

/S/ LAWRENCE LONGO            BOSTON, MASSACHUSETTS            AUGUST 10, 2007
------------------            ---------------------            ---------------
   [Signature]                     [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   0
                                                 -------------

Form 13F Information Table Entry Total:               35
                                                 ------------

Form 13F Information Table Value Total:              $132,138
                                                 ------------
                                                 (thousands)




List of Other Included Managers:

{None}

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

                             TITLE OF                       VALUE     SHRS PRN   SH/ PUT/  INVESTMENT   OTHER
NAME OF ISSUER                CLASS              CUSIP     (x$1000)    OR AMT    PRN CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ACUSPHERE INC                  COM              00511R870     593      275,698   SH           SOLE       N/A     275,698
AKORN INC                      COM              009728106    5,353     765,756   SH           SOLE       N/A     765,756
ARRIS GROUP INC                COM              042690100    3,166     180,000   SH           SOLE       N/A     180,000
AXT INC                        COM              00246W103     218      50,276    SH           SOLE       N/A      50,276
BARE ESCENTUALS INC            COM              067511105    1,346     39,400    SH           SOLE       N/A      39,400
C-COR INC                      COM              125010108    6,009     427,352   SH           SOLE       N/A     427,352
CIENA CORP                     COM NEW          171779309    5,604     155,100   SH           SOLE       N/A     155,100
CORE LABORATORIES NV           COM              N22717107    2,542     25,000    SH           SOLE       N/A      25,000
CNET NETWORKS INC              COM              12613R104     737      89,996    SH           SOLE       N/A      89,996
CAPITAL SENIOR LIVING CORP     COM              140475104    2,412     256,100   SH           SOLE       N/A     256,100
CENTILLIUM COMMUNICATIONS INC  COM              152319109    7,221    3,454,790  SH           SOLE       N/A    3,454,790
DIRECTV GROUP INC              COM              25459L106    1,156     50,000    SH           SOLE       N/A      50,000
ENERSYS                        COM              29275Y102     183      10,000    SH           SOLE       N/A      10,000
EXFO ELECTRO OPTICAL
  ENGINEERING INC              SUB VIG SHS      302043104     843      120,750   SH           SOLE       N/A     120,750
FOCUS ENHANCEMENTS INC         COM              344159108    7,974    7,741,355  SH           SOLE       N/A    7,741,355
FIBERNET TELECOM GROUP INC     COM PAR $0.001   315653402     195      22,592    SH           SOLE       N/A      22,592
HOLLYWOOD MEDIA CORP           COM              436233100    8,380    1,921,976  SH           SOLE       N/A    1,921,976
HORNBECK OFFSHORE
  SERVICES INC                 COM              440543106     376       9,700    SH           SOLE       N/A      9,700
INVERNESS MEDICAL
  INNOVATIONS INC              COM              46126P106     510      10,000    SH           SOLE       N/A      10,000
IOMEGA CORP                    COM NEW          462030305   17,405    3,743,044  SH           SOLE       N/A    3,743,044
JAZZ TECHNOLOGIES INC          COM              47214E102    2,180     721,986   SH           SOLE       N/A     721,986
JAMBA INC                      COM              47023A101    5,027     550,000   SH           SOLE       N/A     550,000
THERMOGENESIS CORP             COM NEW          883623209    3,384    1,226,107  SH           SOLE       N/A    1,226,107
LANDEC CORP                    COM              514766104    4,437     331,131   SH           SOLE       N/A     331,131
MCF CORP                       COM NEW          580395309     359      71,600    SH           SOLE       N/A      71,600
MRV COMMUNICATIONS INC         COM              553477100    7,420    2,282,945  SH           SOLE       N/A    2,282,945
MEN'S WEARHOUSE                COM              587118100    1,021     20,000    SH           SOLE       N/A      20,000
ON SEMICONDUCTOR CORP          COM              682189105    4,974     464,003   SH           SOLE       N/A     464,003
QUIDEL CORP                    COM              74838J101    3,972     231,199   SH           SOLE       N/A     231,199
PROSHARES TR                   ULTRASHORT QQQ   74347R875    9,122     200,000   SH           SOLE       N/A     200,000
SKILLSOFT PLC                  SPONSORED ADR    830928107    8,009     862,100   SH           SOLE       N/A     862,100
SIRENZA MICRODEVICES INC       COM              82966T106    3,086     260,000   SH           SOLE       N/A     260,000
TGC INDUSTRIES INC             COM NEW          872417308    6,660     611,041   SH           SOLE       N/A     611,041
VYYO INC                       COM NEW          918458209     132      19,840    SH           SOLE       N/A      19,840
WONDER AUTO TECHNOLOGY INC     COM              978166106     132      20,000    SH           SOLE       N/A      20,000
                                                            132,138

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